SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]


         File No. 33-65170:

         Pre-Effective Amendment No.___

         Post-Effective Amendment No._7_

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


         File No. 811-7822:

         Amendment No._8_


                        (Check appropriate box or boxes.)


                        AMERICAN CENTURY INVESTMENT TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


            William M. Lyons, 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: June 1, 1999

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

AMERICAN CENTURY

PROSPECTUS

JULY 1, 1999

--------------------------------------------------------------------------------
PRIME MONEY MARKET

INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

Here's what you'll find:

* The funds' primary investments and risks
* A description of who may or may not want to invest in the funds
* Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks
* An overview of services available and ways to manage your accounts
* Helpful tips and definitions of key investment terms


Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,

                                      /s/Mark Killen
                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.






TABLE OF CONTENTS

An Overview of the Fund..................................................2

Fees and Expenses........................................................3

Information about the Fund...............................................4


Management...............................................................7

Investing with American Century.........................................XX

Share Price and Distributions...........................................XX

Taxes...................................................................XX

Multiple Class Information..............................................XX

Financial Highlights....................................................XX

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

o........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high quality DEBT SECURITIES issued by corporations.

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

o more concerned with preservation of capital than long-term investment performance

o seeking some current income

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

o investing for long-term growth

o looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

DEBT SECURITIES means bonds, notes and debentures. Debt securities also are sometimes called fixed income securities.

o An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


**********END LEFT MARGIN CALLOUTS






FUND PERFORMANCE HISTORY

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPH DEPICTING ANNUAL TOTAL RETURNS (SINCE NOVEMBER 17, 1993); UPDATED FIGURES NOT AVAILABLE]

HIGHEST AND LOWEST QUARTERLY RETURNS
The highest and lowest quarterly returns for the period reflected in the bar chart are:

[GRAPH DEPICTING HIGHEST AND LOWEST QUARTERLY RETURNS; UPDATED FIGURES NOT AVAILABLE]

AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated during the life of the fund. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

                                          1 year         5 years        Life of
                                                                        Fund(1)
-------------------------------------------------------------------------------
Prime Money Market                        X.XX%          X.XX%          X.XX%
90-day Treasury Bill Index                X.XX%          X.XX%          X.XX%

1 The inception date for Prime is November 17, 1993.

**********LEFT MARGIN CALLOUTS

o The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS










FEES AND EXPENSES

There are no sales loads, fees or other charges

o   to buy fund shares directly from American Century
o   to reinvest dividends in additional shares
o   to exchange into the Investor Class shares of other American Century funds
o   to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                        Management Fee1  Distribution and         Other          Total Annual Fund
                                         Service (12b-1) Fees     Expenses2      Operating Expenses
----------------------- ---------------- ------------------------ -------------- -----------------------
Prime Money Market      0.60%            None                     0.00%          0.60%

1 Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase

2 Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 ... your cost of investing in the fund would be:
                        1 year       3 years       5 years       10 years

----------------------- ------------ ------------- ------------- -------------
----------------------- ------------ ------------- ------------- -------------
Prime Money Market      $            $             $             $

**********LEFT MARGIN CALLOUTS

o Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS







INFORMATION ABOUT THE FUND

PRIME MONEY MARKET

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys HIGH-QUALITY, cash-equivalent securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

The weighted average maturity of the fund is expected to be 90 days or less.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

For more information about the funds' credit quality standards and about credit risk, please see "Basics of Fixed-Income Investing" beginning on page XX.

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A  HIGH-QUALITY  debt security is one that has been  determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

**********END LEFT MARGIN CALLOUTS

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.







BASICS OF FIXED-INCOME INVESTING


DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Debt securities also are referred to as fixed income securities. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The advisor decides which debt securities to buy and sell by

o    determining which securities help a fund meet its maturity requirements
o eliminating securities that do not satisfy a fund's credit quality standards
o evaluating the current economic conditions and assessing the risk of inflation
o evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund managerwould calculate the weighted average maturity for a fund that owned only two debt securities.

                   Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
----------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A    $100,000                       25%                    1,000 days              250 days
Debt Security B    $300,000                       75%                    10,000 days             7,500 days
WEIGHTED AVERAGE MATURITY                                                                        7,750 DAYS


TYPES OF RISK

The basic types of risk that the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of each fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

 Remaining Maturity     Current Price       Price after 1% increase    Change in price
---------------------- ------------------- -------------------------- -----------------
 1 year                 $100.00             $99.06                     -0.94%
 3 years                $100.00             $97.38                     -2.62%
 10 years               $100.00             $93.20                     -6.80%
 30 years               $100.00             $88.69                     -11.31%


***********LEFT MARGIN CALLOUTS

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

o The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower rated securities, it has assumed additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------------------------- -----------------------------------------------------------------------
                INVESTMENT GRADE                                            NON-INVESTMENT GRADE
-------------------------------------------------- -----------------------------------------------------------------------
                        A-1                     A-2      A-3
                      P-1                     P-2      P-3
                    MIG-1                   MIG-2    MIG-3
                     SP-1                    SP-2     SP-3
          AAA          AA           A         BBB        BB             B         CCC          CC           C           D
-------------- ----------- --------- ----------- ----------- ------------- ----------- ----------- ----------- -----------
****Prime Money Market****
-------------------------- --------- ----------- ----------- ------------- ----------- ----------- ----------- -----------

Securities rated in one of the highest two categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "high quality." Although they are considered high quality, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

INFLATION RISK

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.



**********LEFT MARGIN CALLOUTS

o    Credit quality may be lower when the issuer has
     o   a high debt level
     o   a short operating history
     o   a senior level of debt
     o   a difficult, competitive environment

o The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS


The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.







MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class of shares of the fund. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


 MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR AS A PERCENTAGE OF AVERAGE NET
         ASSETS FOR THE MOST RECENT FISCAL YEAR ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------
---------------------------------------------------------------- ---------------
Prime Money Market                                                     0.60%






THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

DENISE TABACCO
Ms. Tabacco, Portfolio Manager, has been a member of the team that manages Prime since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

JOHN WALSH
Mr. Walsh, Portfolio Manager, has been a member of the team that manages Prime since May, 1997. He joined American Century in 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and and Analyst at First Interstate Bank, Los Angeles, California from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.




**********LEFT MARGIN CALLOUTS

o    CODE OF ETHICS
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund own could have Year 2000 computer problems. These problems could negatively affect the value of its securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU
You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


Ways to Manage Your Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Relations                 If you are a current investor, you can open    Call us or use our Automated Information Line
1-800-345-2021                     an account by exchanging shares from another   if you have authorized us to invest from your
                                   American Century account.                      bank account.
Business, Not-For-Profit
and Employer-Sponsored             Exchange shares                                Sell shares
Retirement Plans                   Call us or use our Automated Information       Call an Investor Relations Representative.
1-800-345-3533                     Line if you have authorized us to accept
                                   telephone instructions.
Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed and completed application and    Send us your check or money order for at
Kansas City, MO 64141-6200         check or money order payable to American       least $50 with an investment slip or $250
                                   Century Investments.                           without an investment slip. If you don't have
Fax 816-340-7962                                                                  an investment slip, include your name,
                                   Exchange shares                                address and account number on your check or
                                   Send us written instructions to exchange       money order.
                                   your shares from one American Century
                                   account to another.                            Sell shares
                                                                                  Send us written instructions or a redemption
                                                                                  form to sell shares. Call an Investor
                                                                                  Relations Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you can open    Make an additional investment into an
                                   an account by exchanging shares from another   established American Century account if you
                                   American Century account.                      have authorized us to invest from your bank
                                                                                  account.
                                   Exchange shares
                                   Exchange shares from another American          Sell shares
                                   Century account.                               Not available.









A NOTE ABOUT MAILINGS TO SHAREHOLDERS
To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail a         Follow the wire instructions provided in the
                                 completed application to the address provided    "Open an account" section
                                 in the "By Mail" section and give your bank
                                 the following information                        Sell shares
                                 Our bank information:                            You can receive redemption proceeds by wire
Please remember that if you               Commerce Bank N.A.                      or electronic transfer.
request redemptions by wire,              Routing No. 101000019
$10 will be deducted from the             Account No. 2804918
amount wired. Your bank also     The fund name
may charge a fee.                Your American Century account number*
                                 Your name Exchange shares The contribution year
                                 (for IRAs only) Not available.

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange  shares  must invest at least $600 per
                                 year per Send us written instructions to set up
                                 an account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you  may   sell   shares   automatically   by
                                                                                  establishing   Check-A-Month   or   Automatic
                                                                                  Redemption plans.


-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your transactions in person,  visit one of our
                                 Investor  Centers and a  representative  can help you open an account, make additional investments and sell or exchange shares.

                                 4500 Main St.                                     4917 Town Center Drive
                                 Kansas City, Missouri                             Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday-Friday                8 a.m. to 6 p.m., Monday-Friday
                                                                                   8 a.m. to noon, Saturday

                                 1665 Charleston Road                              9445 East County Line Road, Suite A
                                 Mountain View, California                         Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday-Friday                   8 a.m. to 6 p.m., Monday-Friday
                                                                                   8 a.m. to noon, Saturday

-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------







MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint               $2,500
Traditional IRA                   $1,000
Roth IRA                          $1,000
Education IRA                       $500
UGMA/UTMA                         $1,000
403(b)                        No minimum
Qualified Retirement Plans        $2,500*

*The minimum investment requirements may be different for some types of retirement accounts.



REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS
If your redemption activity causes your account balance to fall below the minimum initial investment amount we will notify you and give you 90 days to meet the minimum or to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES
We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders. INVESTING THROUGH FINANCIAL INTERMEDIARIES If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements
     exchange policies
     fund choices
     cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.

**********LEFT MARGIN CALLOUTS

o FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received. The fund's dividends are declared and available for redemption daily.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS






TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS
If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

TAXABILITY OF DISTRIBUTIONS

Fund distributions will generally consist of income earned by the fund from sources such as dividends and interest. Distributions of income are taxed as ordinary income. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.






MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.







FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

share price at the beginning of the period investment income and capital gains or losses distributions of income and capital gains paid to shareholders share price at the end of the period

The table also includes some key statistics for the period as appropriate

Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions Expense Ratio--operating expenses as a percentage of average net assets Net Income Ratio--net investment income as a percentage of average net assets Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report for the year ended February 28, 1999, which are incorporated by reference into the Statement of Additional Information and are available upon request.





PRIME MONEY MARKET

[Financial Highlights to be provided in subsequent filing]








More information about the fund is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting American Century.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
On the internet            www.sec.gov.
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents.)

AMERICAN CENTURY

PROSPECTUS

JULY 1, 1999

--------------------------------------------------------------------------------
PRIME MONEY MARKET

ADVISOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.







Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

Here's what you'll find:

*The funds' primary investments and risks
*A description of who may or may not want to invest in the funds
*Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks
*An overview of services  available and ways to manage your accounts
*Helpful tips and definitions of key investment terms


Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                    Sincerely,

                                    /s/Mark Killen
                                    Mark Killen
                                    Senior Vice President
                                    American Century Investment Services, Inc.






TABLE OF CONTENTS

An Overview of the Fund...................................................2

Fees and Expenses.........................................................3

Information about the Fund................................................4


Management................................................................7

Investing with American Century..........................................XX

Share Price and Distributions............................................XX

Taxes....................................................................XX

Multiple Class Information...............................................XX

Financial Highlights.....................................................XX

Performance Information of Other Class...................................XX

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

o........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high quality DEBT SECURITIES issued by corporations.

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* more concerned with preservation of capital than long-term investment performance

*    seeking some current income

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*    investing for long-term growth

*    looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

DEBT SECURITIES means bonds, notes and debentures. Debt securities also are sometimes called fixed income securities.

o An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


**********END LEFT MARGIN CALLOUTS






FUND PERFORMANCE HISTORY

PRIME MONEY MARKET

When the Advisor Class of a fund has investment results for a full calendar year, this section will feature charts that show Annual Total Returns Highest and Lowest Quarterly Returns Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of the fund.

In addition, investors can examine the performance of the fund's Investor Class of shares. The Investor Class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

**********LEFT MARGIN CALLOUTS

o For current performance information, including yields, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS










FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century
o    to reinvest dividends in additional shares
o    to exchange into the Advisor Class shares of other American Century funds
o    to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                           Management Fee   Distribution and         Other          Total Annual Fund
                                            Service (12b-1) Fees1    Expenses2      Operating Expenses
-------------------------- ---------------- ------------------------ -------------- -----------------------
Prime Money Market         0.60%            None                     0.00%          0.60%

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 ... your cost of investing in the fund would be:
                        1 year    3 years   5 years    10 years

----------------------- --------- --------- ---------- ---------
----------------------- --------- --------- ---------- ---------
Prime Money Market      $         $         $          $

**********LEFT MARGIN CALLOUTS

o Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS







INFORMATION ABOUT THE FUND

PRIME MONEY MARKET

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys HIGH-QUALITY, cash-equivalent securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

The weighted average maturity of the fund is expected to be 90 days or less.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

For more information about the funds' credit quality standards and about credit risk, please see "Basics of Fixed-Income Investing" beginning on page XX.

**********LEFT MARGIN CALLOUTS

A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

**********END LEFT MARGIN CALLOUTS

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.







BASICS OF FIXED-INCOME INVESTING


DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Debt securities also are referred to as fixed income securities. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The advisor decides which debt securities to buy and sell by

* determining which securities help a fund meet its maturity requirements
* eliminating securities that do not satisfy a fund's credit quality standards
* evaluating the current economic conditions and assessing the risk of inflation
* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund managerwould calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------------  ---------------------------- ---------------------- ----------------------- ----------------------
 Debt Security A             $100,000                       25%                    1,000 days              250 days
 Debt Security B             $300,000                       75%                    10,000 days             7,500 days
 WEIGHTED AVERAGE MATURITY                                                                                 7,750 DAYS


TYPES OF RISK

The basic types of risk that the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of each fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

 Remaining Maturity   Current Price   Price after 1% increase    Change in price
-------------------- --------------- -------------------------- ----------------
 1 year               $100.00         $99.06                     -0.94%
 3 years              $100.00         $97.38                     -2.62%
 10 years             $100.00         $93.20                     -6.80%
 30 years             $100.00         $88.69                     -11.31%


***********LEFT MARGIN CALLOUTS

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

o The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower rated securities, it has assumed additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------------------------- -----------------------------------------------------------------------
                INVESTMENT GRADE                                            NON-INVESTMENT GRADE
-------------------------------------------------- -----------------------------------------------------------------------
                      A-1                    A-2      A-3
                      P-1                    P-2      P-3
                    MIG-1                  MIG-2    MIG-3
                     SP-1                   SP-2     SP-3
          AAA          AA          A         BBB       BB             B         CCC          CC           C           D
-------------- ----------- --------- ----------- ----------- ------------- ----------- ----------- ----------- -----------
****Prime Money Market****
-------------------------- --------- ----------- ----------- ------------- ----------- ----------- ----------- -----------

Securities rated in one of the highest two categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "high quality." Although they are considered high quality, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

INFLATION RISK

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.



**********LEFT MARGIN CALLOUTS

o    Credit quality may be lower when the issuer has
     o    a high debt level
     o    a short operating history
     o    a senior level of debt
     o    a difficult, competitive environment

o The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS


The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.







MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class of shares of the fund. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


 MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR AS A PERCENTAGE OF AVERAGE NET
         ASSETS FOR THE MOST RECENT FISCAL YEAR ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Prime Money Market                                                         0.60%






THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

DENISE TABACCO
Ms. Tabacco, Portfolio Manager, has been a member of the team that manages Prime since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

JOHN WALSH
Mr. Walsh, Portfolio Manager, has been a member of the team that manages Prime since May, 1997. He joined American Century in 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and and Analyst at First Interstate Bank, Los Angeles, California from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.




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o    CODE OF ETHICS
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund own could have Year 2000 computer problems. These problems could negatively affect the value of its securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES
The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES
If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.

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o    FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS


ABUSIVE TRADING PRACTICES
We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.






SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received. The fund's dividends are declared and available for redemption daily.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS






TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS
If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

TAXABILITY OF DISTRIBUTIONS

Fund distributions will generally consist of income earned by the fund from sources such as dividends and interest. Distributions of income are taxed as ordinary income. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.






Multiple Class Information

American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-2021 for Investor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.


SERVICE AND DISTRIBUTION FEES
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund'sAdvisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.






FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to shareholders
* share price at the end of the period

The table also includes some key statistics for the period as appropriate

Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

Expense Ratio--operating expenses as a percentage of average net assets

Net Income Ratio--net investment income as a percentage of average net assets

Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report for the year ended February 29, 1999, which are incorporated by reference into the Statement of Additional Information and are available upon request.





PRIME MONEY MARKET

[Financial Highlights to be provided in subsequent filing]








More information about the fund is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting American Century.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
On the internet            www.sec.gov.
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents.)


Investment Company Act File No. 811-0816

STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
JUNE 1, 1999

AMERICAN CENTURY
INVESTMENT TRUST










PRIME MONEY MARKET FUND

This Statement of Additional Information adds to the discussion in the fund's Prospectus, dated June 1, 1999, but is not a prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or phone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the fund's annual or semiannual report by calling 1-800-345-2021.


                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century



Distributed by Funds Distributor, Inc.




TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND'S HISTORY....................................................1

FUND INVESTMENT GUIDELINES............................................1

DETAILED INFORMATION ABOUT THE FUND...................................2
   Investment Strategies and Risks....................................2
   Investment Policies................................................6
   Temporary Defensive Measures.......................................7
   Portfolio Turnover.................................................7

MANAGEMENT............................................................8
   The Board of Trustees..............................................8
   Officers..........................................................10

THE FUND'S PRINCIPAL SHAREHOLDERS....................................11

SERVICE PROVIDERS....................................................11
   Investment Advisor................................................11
   Transfer Agent and Administrator..................................13
   Distributor.......................................................13

OTHER SERVICE PROVIDERS..............................................14

BROKERAGE ALLOCATION.................................................14

INFORMATION ABOUT FUND SHARES........................................14
   Buying and Selling Fund Shares....................................16
   Valuation of a Fund's Securities..................................17

TAXES................................................................17

HOW FUND PERFORMANCE INFORMATION IS CALCULATED.......................18

FINANCIAL STATEMENTS.................................................19

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS.......................19
   Bond Ratings......................................................19
   Commercial Paper Ratings..........................................20
   Note Ratings......................................................20






THE FUND'S HISTORY
American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993. From then until January 1997, it was known as Benham Investment Trust. Throughout the Statement of Additional Information, we refer to American Century Investment Trust as the Trust.

The fund is a separate series of the Trust. The Trust may issue other series; the fund would operate for many purposes as if it were an independent company from any such future series.

--------------------------------------------------------------- -----------
                                                                Inception
Fund-Class (Ticker Symbol)                                         Date
--------------------------------------------------------------- -----------
                                                                11/17/1993
Prime Money Market Fund--Investor Class (BPRXX)
Prime Money Market Fund --Advisor Class (N/A)                     8/28/98
--------------------------------------------------------------- -----------

FUND INVESTMENT GUIDELINES
This section explains the extent to which the fund's advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 2. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.

The fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.


PORTFOLIO COMPOSITION

Eligible Investments
The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled "Risk Factors and Investment Techniques," which begins on page 7.

--------------------------------------------------- --------------------------------------------------------------
Issuers                                             Types of Obligations
--------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------- --------------------------------------------------------------
Domestic and foreign financial institutions         Negotiable certificates of deposit, bankers' acceptances,
(e.g., banks, broker-dealers, insurance             bank notes, and commercial paper (including floating-rate
companies, leasing and financing corporations)      agency securities)
--------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------- --------------------------------------------------------------
Domestic and foreign nonfinancial corporations      Commercial paper and short-term corporate debt obligations
                                                    (including fixed- and variable-rate notes and bonds)
--------------------------------------------------- --------------------------------------------------------------


--------------------------------------------------- ---------------------------------------------------------------
Issuers                                             Types of Obligations
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
U.S. government and its agencies and                U.S. Treasury bills, notes, bonds, and U.S. government agency
instrumentalities                                   obligations (including floating-rate agency securities)
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Foreign governments and their agencies and          Commercial paper and discount notes instrumentalities
instrumentalities
--------------------------------------------------- ---------------------------------------------------------------






Portfolio Investment Quality and Maturity Criteria
The fund managers follow regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund:

(1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

(2) Maintains a dollar-weighted average portfolio maturity of 90 days or less;

(3) Restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following:

(1) A U.S. government obligation;

(2) Rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation);

(3) An unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

The fund intends to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.

The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.


Industry Concentration
Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry. This industry concentration reflects that of the markets in which the fund invests. More than half of the markets' commercial paper is issued by companies or organizations in the financial services industry.


DETAILED INFORMATION ABOUT THE FUND

INVESTMENT STRATEGIES AND RISKS
This section describes each of the investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.


Commercial Paper
Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations. Nationally recognized statistical rating organizations (rating agencies) assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment grade CP ratings assigned by four rating agencies are provided in the following table.

------------------ ----------------------- ----------------------- ------------------------ -----------------------
                   Moody's Investors       Standard & Poor's       Duff& Phelps, Inc.       Fitch Investors
                   Service, Inc.                                                            Service, Inc.
------------------ ----------------------- ----------------------- ------------------------ -----------------------
------------------ ----------------------- ----------------------- ------------------------ -----------------------
Highest Ratings    Prime-1                 A-1/A-1+                D-1/D-1+                 F-1/F-1+
------------------ ----------------------- ----------------------- ------------------------ -----------------------
------------------ ----------------------- ----------------------- ------------------------ -----------------------
                   Prime-2                 A-2                     D-2                      F-2
------------------ ----------------------- ----------------------- ------------------------ -----------------------
------------------ ----------------------- ----------------------- ------------------------ -----------------------
                   Prime-3                 A-3                     D-3                      F-3
------------------ ----------------------- ----------------------- ------------------------ -----------------------

 If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts, and bank holding companies. Foreign CP is issued by non-U.S. industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (a LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan & Company Incorporated, and First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit, or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. Paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.


Bank Obligations
Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The table below identifies the types of CDs the fund may buy.

--------------- ----------------------------------------------------------------
CD Type         Issuer
--------------- ----------------------------------------------------------------
--------------- ----------------------------------------------------------------
Domestic        Domestic offices of U.S. banks
--------------- ----------------------------------------------------------------
--------------- ----------------------------------------------------------------
Yankee          U.S. branches of foreign banks
--------------- ----------------------------------------------------------------
--------------- ----------------------------------------------------------------
Eurodollar      Issued in London by U.S., Canadian, European, and Japanese banks
--------------- ----------------------------------------------------------------
--------------- ----------------------------------------------------------------
Schedule B      Canadian subsidiaries of non-Canadian banks
--------------- ----------------------------------------------------------------

Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the fund may buy generally are not insured by the FDIC or any other insurer.


U.S. Government Securities
The fund many invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.


U.S. Dollar-Denominated Foreign Securities
The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 6. Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States. Regulatory limits specified in the section titled "Portfolio Investment Quality and Maturity Criteria" on page 6 apply equally to securities of foreign and domestic issuers.


Variable and Floating-Rate Instruments
Variable- and floating-rate instruments are issued by corporations, financial institutions, and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate, or LIBOR.

Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.


Repurchase Agreements
Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund transfers possession of (or sells) securities to another party, such as a bank or broker-dealer, for cash and agrees to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.

If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements only with parties whose creditworthiness is determined to be satisfactory by the manager. While a reverse repurchase agreement is outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.


Taxable Municipal Obligations
Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state. The fund may purchase taxable municipal obligations although it does not currently intend to do so.


Portfolio Lending
In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


When-Issued and Forward Commitment Agreements
The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.


INVESTMENT POLICIES
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the fund's investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.


Fundamental Investment Policies
The fund's investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.


For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial industries), provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S.
government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,
(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.



----------------- -----------------------------------------------------------------------------------------------
Subject           Policies
----------------- -----------------------------------------------------------------------------------------------
Senior            The fund may not issue senior securities, except as permitted under the Investment Company
Securities        Act.
----------------- -----------------------------------------------------------------------------------------------
Borrowing         The fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).
----------------- -----------------------------------------------------------------------------------------------
Lending           The fund may not lend any security or make any other loan if, as a result, more than 33-1/3%
                  of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or
                  (ii) by engaging in repurchase agreements with respect to portfolio securities.
----------------- -----------------------------------------------------------------------------------------------
Real Estate       The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
----------------- -----------------------------------------------------------------------------------------------
Concentration     The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities)., except that the fund may invest more than 25% of its total assets in the financial services industry
----------------- -----------------------------------------------------------------------------------------------
Underwriting      The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.
----------------- -----------------------------------------------------------------------------------------------
Commodities       The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
----------------- -----------------------------------------------------------------------------------------------
Control           The fund may not invest for purposes of exercising control over management.
----------------- -----------------------------------------------------------------------------------------------


Nonfundamental Investment Policies
In addition, the fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.



----------------- -----------------------------------------------------------------------------------------------
Subject           Policies
----------------- -----------------------------------------------------------------------------------------------
Diversification   The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
----------------- -----------------------------------------------------------------------------------------------
Futures and       The fund may not purchase or sell futures contracts or call options. This limitation does not
options           apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
----------------- -----------------------------------------------------------------------------------------------
Liquidity         The fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
----------------- -----------------------------------------------------------------------------------------------
Short Sales       The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
----------------- -----------------------------------------------------------------------------------------------
Margin            The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
----------------- -----------------------------------------------------------------------------------------------


TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

>>   interest-bearing bank accounts or Certificates of Deposit

>> U.S. government securities and repurchase agreements collateralized by U.S. government securities

>>   Other money market funds


MANAGEMENT

THE BOARD OF TRUSTEES
The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired the advisor to do so. Two-thirds of the trustees are independent of the fund' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.; the fund's agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries; the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.

--------------------------- ---------- --------------------------------------------------------------------------
                            Position(s)
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past Five Years
--------------------------- ---------- --------------------------------------------------------------------------
Albert A. Eisenstat (68)    trustee    General Partner, Discovery Venturers (venture capital firm, 1996 to
1665 Charleston Road                   present)
Mountain View, CA  94043               Independent Director, Commercial Metals Co. (1982 to present)
                                       Independent Director, Sungard Data Systems (1991 to present)
                                       Independent Director, Business Objects S/A (software & programming, 1994 to present)
--------------------------- ---------- --------------------------------------------------------------------------
Ronald J. Gilson (52)       trustee    Charles J. Meyers Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (since 1979)
Mountain View, CA  94043               Marc and Eva Stern Professor of Law and Business, Columbia University
                                       School of Law (since 1992);
                                       Counsel, Marron, Reid & Sheehy (a San Francisco law firm, since 1984)
--------------------------- ---------- --------------------------------------------------------------------------
William M. Lyons* (42)      trustee    President, Chief Operating Officer and Assistant Secretary, ACC
4500 Main Street                       Executive Vice President, Chief Operating Officer and Secretary, ACSC
Kansas City, MO 64111                  and ACIS
--------------------------- ---------- --------------------------------------------------------------------------
Myron S. Scholes (57)       trustee    Limited Partner, Long-Term Capital Management (since February 1999)
1665 Charleston Road                   Principal, Long-Term Capital Management (investment advisor, 1993 to
Mountain View, CA  94043               January 1999)
                                       Frank E. Buck Professor of Finance, Stanford Graduate School of Business
                                       (since 1981)
                                       Director, Dimensional Fund Advisors (investment advisor, since 1982)
                                       Director, Smith Breeden Family of Funds (since 1992)
                                       Managing Director, Salomon Brothers Inc. (securities brokerage, 1991 to
                                       1993)
--------------------------- ---------- --------------------------------------------------------------------------
Kenneth E. Scott (69)       trustee    Ralph M. Parsons Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (since 1972)
Mountain View, CA  94043               Director, RCM Capital Funds, Inc. (since 1994)
--------------------------- ---------- --------------------------------------------------------------------------
Isaac Stein (51)            trustee    Director, Raychem Corporation (electrical equipment, since 1993)
1665 Charleston Road                   President, Waverley Associates, Inc. (private investment firm, since
Mountain View, CA  94043               1983)
                                       Director, ALZA  Corporation (pharmaceuticals, since 1987).
                                       Trustee, Stanford University (since 1994)
                                       Chairman, Stanford Health Services (since 1994)
--------------------------- ---------- --------------------------------------------------------------------------
James E. Stowers III* (39)  trustee,   Chief Executive Officer and Director, ACC
4500 Main Street            Chairman   President, Chief Executive Officer and Director, ACSC and ACIS
Kansas City, MO 64111       of the     Son of James E. Stowers, Jr.(founder0
                            Board
--------------------------- ---------- --------------------------------------------------------------------------
Jeanne D. Wohlers (53)      trustee    Director and Partner, Windy Hill Productions, LP (edutainment software,
1665 Charleston Road                   1994-present)
Mountain View, CA  94043               Director, Quintus Corporation, (automation solutions, 1995-present)
                                       Vice President and Chief Financial Officer, Sybase, Inc. (software company, 1988 to 1992)
--------------------------- ---------- --------------------------------------------------------------------------

Committees
The Board has four committees to oversee specific functions of the Trust's operations. Information about these committees appears in the table below:

------------------ ------------------- --------------------------------------------------------------------------
Committee          Members             Function of Committee
------------------ ------------------- --------------------------------------------------------------------------
Audit              Albert A.           The Audit Committee selects and oversees the activities of the Trust's
                   Eisenstat           independent auditor. The Committee receives reports from the advisor's
                   Kenneth E. Scott    Internal Audit Department, which is accountable solely to the Committee.
                   Jeanne D. Wohlers   The Committee also receives reporting about compliance matters affecting the Trust.
--------------------------- ---------- --------------------------------------------------------------------------
Nominating         Albert A.           The Nominating Committee primarily considers and recommends individuals
                   Eisenstat           for nomination as trustees. The names of potential trustee candidates
                   Ronald J. Gilson    are drawn from a number of sources, including recommendations from
                   Myron S. Scholes    members of the Board, management and shareholders. This committee also
                   Kenneth E. Scott    reviews and makes recommendations to the Board with respect to the
                   Isaac Stein         composition of Board committees and other Board-related matters,
                   Jeanne D. Wohlers   including its organization, size, composition, responsibilities, functions and compensation.
--------------------------- ---------- --------------------------------------------------------------------------
Portfolio          Ronald J. Gilson    The Portfolio Committee reviews quarterly the investment activities and
                   Myron S. Scholes    strategies used to manage fund assets. The Committee regularly receives
                   Isaac Stein         reports from portfolio managers, credit analysts and other investment personnel concerning the fund's investments.
--------------------------- ---------- --------------------------------------------------------------------------
Quality of         Ronald J. Gilson    The Quality of Service Committee reviews the level and quality of
Service            Myron S. Scholes    transfer agent and administrative services provided to the fund and its
                   Isaac Stein         shareholders. It receives and reviews reports comparing those services to fund competitors and seeks to improve such services where feasible and appropriate.
------------------ ------------------- --------------------------------------------------------------------------


Compensation of Trustees
The trustees also serve as trustees for six (6) American Century investment companies other the Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that is based on the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The table presented shows the aggregate compensation paid for the periods indicated by the Trust and by the seven investment companies served by this Board to each trustee who is not an interested person as defined in the Investment Company Act.

 AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED FEBRUARY 28, 1999
---------------------------- ---------------------- ---------------------
                               Total Compensation
                                    from the
                              Total Compensation      American Century
Name of Trustee                      from            Family of Funds(2)
                                 the Funds(1)
---------------------------- ---------------------- ---------------------
Albert A. Eisenstat                    $                     $
Ronald J. Gilson                       $                     $
Myron S. Scholes                       $                     $
Kenneth E. Scott                       $                     $
Isaac Stein                            $                     $
Jeanne D. Wohlers                      $                     $
---------------------------- ---------------------- ---------------------

1 Includes compensation paid to the trustees during the fiscal year ended February 28, 1999, and also includes amounts deferred at the election of the trusteees under the American Cantury Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount deferred compensation included in the preceding table is as follows:

2 Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.





The Trust has adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the fund.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the Trust. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended February 28, 1999.


OFFICERS
Background information for the officers of the fund is provided below. All persons named as officers of the Trust also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the Trust are listed; only those officers with policy-making functions for the Trust are listed. No officer is compensated for his or her service as an officer of the Trust. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; ACC, ACC's subsidiaries (including ACIM and ACSC) or the fund's distributor (FDI) , as specified in the following table.

--------------------------- ---------- ---------------------------------------------------------------------------
                            Position(s)
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past Five Years
--------------------------- ---------- ---------------------------------------------------------------------------
George A. Rio (43)          President  Executive Vice President and Director of Client Services, FDI (March 1998
4500 Main Street                       to present).
Kansas City, Missouri                  Senior Vice President and Senior Key Account Manager, Putnam Mutual Funds
64111                                  (June 1995 to March 1998)
                                       Director Business Development, First Data Corporation (May 1994 to June
                                       1995)
--------------------------- ---------- ---------------------------------------------------------------------------
Christopher J. Kelley (34)  Vice       Vice President and Associate General Counsel, FDI (since July 1996)
4500 Main Street            President  Assistant Counsel, Forum Financial Group (April 1994 to July 1996)
Kansas City, MO 64111                  Compliance Officer, Putnam Investments (1992 to April 1994)
--------------------------- ---------- ---------------------------------------------------------------------------
Mary A. Nelson (34)         Vice       Vice President and Manager of Treasury Services and Administration, FDI,
4500 Main Street            President  (1994 to present)
Kansas City, Missouri                  Assistant Vice President and Client Manager, The Boston Company, Inc.
64111                                  (1989 to 1994)
--------------------------- ---------- ---------------------------------------------------------------------------
David C. Tucker (40)        Vice       Senior Vice President and General Counsel, ACSC and ACIM (June 1998 to
4500 Main Street            President  present)
Kansas City, MO 64111                  General Counsel, ACC (June 1998 to present)
                                       Consultant to Mutual Fund Industry (May 1997 to April 1998)
                                       Vice President and General Counsel, Janus Companies (1990) to May 1997)
--------------------------- ---------- ---------------------------------------------------------------------------
Maryanne Roepke, CPA (43)   Vice       Senior Vice President, Treasurer and Principal Accounting Officer, ACSC
4500 Main Street            President
Kansas City, Missouri       and
64111                       Treasurer
--------------------------- ---------- ---------------------------------------------------------------------------
Douglas A. Paul (52)        Secretary  Vice President and Associate General Counsel, ACSC
1665 Charleston Road        and Vice
Mountain View, CA  94043    President
--------------------------- ---------- ---------------------------------------------------------------------------
C. Jean Wade (35)           Controller Controller--Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------- ---------- ---------------------------------------------------------------------------
Jon Zindel (31)             Tax        Director of Taxation, ACSC (since 1996)
4500 Main Street            Officer    Tax Manager, Price Waterhouse LLPC (1989 to 1996)
Kansas City, MO 64111
--------------------------- ---------- ---------------------------------------------------------------------------

THE FUND'S PRINCIPAL SHAREHOLDERS
As of May 28, 1999, the following companies were the record owners of more than 5% of a fund's outstanding shares. The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of the fund's outstanding shares. As of May 28, 1999, the officers and trustees of the fund, as a group, own less than 1% of the fund's outstanding shares.

------------------ ------------------------------ ---------------- -----------
                                                                   % of
                                                                   Shares
Fund               Shareholder                      # of Shares    Out-standing
                                                       Held
------------------ ------------------------------ ---------------- -----------
                   Charles Schwab & Co.                      XXXX        XXX%
                   101 Montgomery Street
                   San Francisco, CA 94101
------------------ ------------------------------ ---------------- -----------

SERVICE PROVIDERS
The fund has no employees. To conduct its day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.


INVESTMENT ADVISOR
The fund has an investment management agreement with the advisor, American Century Investment Management, Inc., dated August 1, 1997. This agreement was approved by the shareholders of the fund on July 30, 1997.

A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management."

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.

The schedules by which the Investment Category Fees are determined are as follows:

                                           ------------------- ---------------
INVESTMENT CATEGORY FEE SCHEDULE FOR       Category Assets         Fee Rate
                                           ------------------- ---------------
>>       Prime Money Market                First $1 billion        0.3700%
                                           Next $1 billion         0.3270%
                                           Next $3 billion         0.2860%
                                           Next $5 billion         0.2690%
                                           Next $15 billion        0.2580%
                                           Next $25 billion        0.2575%
                                           Thereafter              0.2570%
                                           ------------------- ---------------

The Complex Fee is determined according to the schedules below.

  INVESTOR CLASS COMPLEX FEE SCHEDULE
---------------------- ---------------
Complex Assets            Fee Rate
---------------------- ---------------
First $2.5 billion        0.3100%
Next $7.5 billion         0.3000%
Next $15.0 billion        0.2985%
Next $25.0 billion        0.2970%
Next $50.0 billion        0.2960%
Next $100.0 billion       0.2950%
Next $100.0 billion       0.2940%
Next $200.0 billion       0.2930%
Next $250.0 billion       0.2920%
Next $500.0 billion       0.2910%
Thereafter                0.2900%
---------------------- ---------------

  ADVISOR CLASS COMPLEX FEE SCHEDULE
---------------------- ---------------
Complex Assets            Fee Rate
---------------------- ---------------
First $2.5 billion        0.0600%
Next $7.5 billion         0.0500%
Next $15.0 billion        0.0485%
Next $25.0 billion        0.0470%
Next $50.0 billion        0.0460%
Next $100.0 billion       0.0450%
Next $100.0 billion       0.0440%
Next $200.0 billion       0.0430%
Next $250.0 billion       0.0420%
Next $500.0 billion       0.0410%
Thereafter                0.0400%
---------------------- ---------------


On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or fund. In addition, purchases or sales of the same security may be made for two or more clients or fund on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The fund's Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the fund. Benham Management Corporation was merged into the advisor in late 1997.

Unified management fees incurred by the fund for the fiscal periods ended February 28, 1999, 1998 and 1997, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.

UNIFIED MANAGEMENT FEES
------------------------- ----------------- ----------------- ------------------
Fund                            1999              1998              1997
------------------------- ----------------- ----------------- ------------------
Prime Money Market
------------------------- ----------------- ----------------- ------------------



Other Advisory Relationships
In addition to managing the funds, the advisor also acts as an investment advisor to xx institutional accounts and to the following registered investment companies:

>>       American Century Mutual Funds, Inc.
>>       American Century World Mutual Funds, Inc.
>>       American Century Premium Reserves, Inc.
>>       American Century Variable Portfolios, Inc.
>>       American Century Capital Portfolios, Inc.
>>       American Century Strategic Asset Allocations, Inc.
>>       American Century Municipal Trust
>>       American Century Government Income Trust
>>       American Century Investment Trust
>>       American Century Target Maturities Trust
>>       American Century Quantitative Equity Funds
>>       American Century California Tax-Free and Municipal Funds.


TRANSFER AGENT AND ADMINISTRATOR
American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays ACSC for such services.

Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.

Administrative service and transfer agent fees paid by the fund for the fiscal years ended August 31, 1997 and 1996, are indicated in the table below. Fee amounts are net of expense limitations.

  ADMINISTRATIVE FEES
------------------------------- ----------------- ------------------
Fund                              Fiscal 1997        Fiscal 1996
------------------------------- ----------------- ------------------
Prime Money Market
------------------------------- ----------------- ------------------
  TRANSFER AGENT FEES
------------------------------- ----------------- ------------------
Fund                              Fiscal 1997        Fiscal 1996
------------------------------- ----------------- ------------------
Prime Money Market
------------------------------- ----------------- ------------------

DISTRIBUTOR
The fund's shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best efforts underwriting of the fund's shares. This means that the distributor has no liability for unsold shares.


OTHER SERVICE PROVIDERS

Custodian Banks
Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


Independent Accountant
PricewaterhouseCoopers LLP is the independent accountant of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent accountant of the funds,
PricewaterhouseCoopers provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for the fund.


BROKERAGE ALLOCATION
Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.


INFORMATION ABOUT FUND SHARES
The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion or similar rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each fund or class of shares are held separately by the custodian and the shares of each fund or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each fund or class. Your rights as a shareholder are the same for all funds or class of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.


MULTIPLE CLASS STRUCTURE
The fund's Board of Trustees has adopted a multiple  class plan (the  Multiclass
Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class, an Institutional Class and an Advisor Class. Not all American Century funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower total management fee. In addition to the management fee, however Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on page ___). The Plan has been adopted by the Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.


RULE 12B-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan).

In adopting the Plan, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the "independent trustees") determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.


MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
As described in the Prospectus, the fund's Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Trustees has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services.

Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccoutning with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; (j) providing other similar administrative and sub-transfer agency services; and (k) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services  may  include  but  are  not  limited  to,  (a) the  payment  of  sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this agreement and in accordance with Rule 12b-1 of the Investment Company Act.


BUYING AND SELLING FUND SHARES
Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. The guide is available to investors without charge and may be obtained by calling us.


VALUATION OF A FUND'S SECURITIES
The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999: New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed). Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates are also determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.


The fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the Rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

The Board of Trustees monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.

Actions the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment,
(iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.


TAXES

Federal Income Tax
The fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and California income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

The fund may be subject to a 4% excise tax on a portion of its undistributed income. To avoid the tax, the fund must distribute annually at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year and at least 98% of its capital gain net income and foreign currency income for the 12-month period ending on October 31st of the calendar year. Any dividend declared by the fund in October, November, or December of any year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31st of such year and to have been paid by the fund not later than December 31st of such year, provided that such dividend is actually paid by the fund during January of the following year.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED
The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period according to the following formula:

                        YIELD = (2 [(a - b + 1)6 - 1])/cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.


MULTIPLE CLASS PERFORMANCE ADVERTISING
Pursuant to the Multiple Class Plan, the Trust may issue additional classes of its existing fund or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.


FINANCIAL STATEMENTS
The financial statements of the fund are included in the Annual Report to shareholders for the fiscal year ended February 28, 1999. The Annual Reports are incorporated herein by reference. You may receive copies of the report without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.


EXPLANATION OF FIXED-INCOME SECURITIES RATINGS
As described in the Prospectus, the fund invests in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.


BOND RATINGS
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
   AAA       Aaa    These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
---------- -------- -----------------------------------------------------------------------------------------------------
   AA        Aa     Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.
---------- -------- -----------------------------------------------------------------------------------------------------
    A         A     Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
---------- -------- -----------------------------------------------------------------------------------------------------
   BBB       Baa    Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal.
                    Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
---------- -------- -----------------------------------------------------------------------------------------------------
   BB        Ba     Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues.
                    However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
---------- -------- -----------------------------------------------------------------------------------------------------
    B         B     Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
---------- -------- -----------------------------------------------------------------------------------------------------
   CCC       Caa    Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
---------- -------- -----------------------------------------------------------------------------------------------------
   CC        Ca     The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
---------- -------- -----------------------------------------------------------------------------------------------------
    C         C     The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
---------- -------- -----------------------------------------------------------------------------------------------------
   CI         -     The rating CI is reserved for income bonds on which no interest is being paid.
---------- -------- -----------------------------------------------------------------------------------------------------
    D         D     Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
---------- -------- -----------------------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.


COMMERCIAL PAPER RATINGS
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
   A-1     Prime-1  This indicates that the degree of safety regarding timely payment is strong. Standard & Poor's
            (P-1)   rates those issues determined to possess extremely strong safety characteristics as A-1+.
---------- -------- -----------------------------------------------------------------------------------------------------
   A-2     Prime-2  Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety
            (P-2)   is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
---------- -------- -----------------------------------------------------------------------------------------------------
   A-3     Prime-3  Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more
            (P-3)   vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
---------- -------- -----------------------------------------------------------------------------------------------------

Note Ratings
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
  SP-1     MIG-1;   Notes are of the highest quality enjoying strong protection from established cash flows of funds
           VMIG-1   for their servicing or from established and broad-based access to the market for refinancing, or both.
---------- -------- -----------------------------------------------------------------------------------------------------
  SP-2     MIG-2;   Notes are of high quality, with margins of protection ample, although not so large as in the
           VMIG-2   preceding group.
---------- -------- -----------------------------------------------------------------------------------------------------
  SP-3     MIG-3;   Notes are of favorable quality, with all security elements accounted for, but lacking the
           VMIG-3   undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
---------- -------- -----------------------------------------------------------------------------------------------------
  SP-4     MIG-4;   Notes are of adequate quality, carrying specific risk but having protection and not distinctly or
           VMIG-4   predominantly speculative.
---------- -------- -----------------------------------------------------------------------------------------------------





More information about the fund is contained in the fund's annual and semiannual reports. These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that it is legally part of this SAI.

>> You can get the annual and semiannual reports for free and ask any questions about the fund by contacting us at one of the addresses or phone numbers listed below.

------------------------------------ -------------------------------------------
American Century Investments         Institutional, Corporate, Keogh,
P.O. Box 419200                      SEP/SARSEP, SIMPLE and 403(b) Services
Kansas City, Missouri  64141-6200    1-800-345-3533

www.americancentury.com              Telecommunications Device for Deaf
                                     1-800-634-4113 or 816-444-3485
Investor Services
1-800-345-2021 or 816-531-5575       Fax
                                     816-340-7962
Automated Information Line
1-800-345-8765
------------------------------------ -------------------------------------------

>>       If you own or are considering purchasing fund shares through

o        an employer-sponsored retirement plan
o        a bank
o        a broker-dealer
o        an insurance company
o        another financial intermediary

     you can get the annual and semiannual reports directly from them.

>>       You can also get information about the fund from the SEC.

o        In person.  Go to the SEC's Public  Reference Room in Washington,  D.C.
         Call 1-800-SEC-0330 for information about location and hours of operation.

o        On the internet. Go to www.sec.gov.

o By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

Investment Company Act File No. 811-XXXX

AMERICAN CENTURY INVESTMENT TRUST


PART C    OTHER INFORMATION

Item 23.  Exhibits

          (a) Amended and Restated Declaration of Trust, dated March 9, 1998, and amended March 1, 1999 is included herein.

          (b) Amended and Restated Bylaws dated March 9, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 on Form N-1A on May 13, 1998, File No. 33-65170).

          (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article V of Registrants Amended and Restated Declaration of Trust, appearing as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant, and Article II, Article VIII, and
               Article IX of Registrants Amended and Restated Bylaws, appearing as Exhibit (b)(2) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant.

          (d) (1) Investor Class Investment Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 33 on Form N-1A of American Century Government Income Trust, File No. 2-99222).

               (2) Advisor Class Investment Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 on Form N-1A on May 13, 1998, File No. 33-65170).

          (e) (1) Distribution Agreement between American Century Investment Trust and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608).

               (2) Amendment No. 1 to Distribution Agreement between American Century Investment Trust and Funds Distributor, Inc., dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 on Form N-1A on June 29, 1998, File No. 33-19589).

               (3) Amendment No. 2 to Distribution Agreement between American Century Investment Trust and Funds Distributor, Inc., dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 of American Century World Mutual Funds, Inc. on November 13, 1998).

               (4) Amendment No. 3 to Distribution Agreement between American Century Investment Trust and Funds Distributor, Inc., dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 of American Century California Tax-Free and Municipal Funds on December 28, 1998).

          (f)  Not applicable.

          (g) Custodian Agreement between American Century and The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222).

          (h) Transfer Agency Agreement between American Century Investment Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 33 on Form N-1A of American Century Government Income Trust, File No. 2-99222).

          (i)  Opinion and Consent of Counsel is included herein.

          (j) (1) Consent of PricewaterhouseCoopers LLP to be filed by amendment.

               (2) Power of Attorney dated December 18, 1998 is included herein.

          (k)  Not applicable.

          (l)  Not applicable.

          (m) (1) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 27 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).

               (2) Amendment to Master Distribution and Shareholder Services Plan of American Century Quantitative Equity Funds (Advisor Class) dated June 29, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 23 on Form N-1A of American Century Quantitative Equity Funds, File No. 33-19589).

          (n) Financial Data Schedule for American Century Prime Money Market Fund.

          (o) (1) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 27 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608).

               (2) Amendment to Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 23 on Form N-1A of American Century Quantitative Equity Funds, File No. 33-19589).

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.


Item 25.  Indemnification.

          As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of the Registrant's Amended and Restated Bylaws, dated March 9, 1998, appearing as Exhibit (b) to Post-Effective Amendment No. 6 filed on May 13, 1998).

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.


Item 26.  Business and Other Connections of Investment Advisor.

          None.


Item 27.  Principal Underwriters.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          Harris Insight Funds Trust
          HT Insight Funds, Inc. d/b/a Harris Insight Funds
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick-Cendant Investment Trust
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President,              none
                                     General Counsel, Chief
                                     Compliance Officer,
                                     Secretary and Clerk

Michael S. Petrucelli                Senior Vice President               none

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Gary S. MacDonald                    Senior Vice President               none

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c)  Not applicable.


Item 28.  Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


Item 29.  Management Services.

          Not applicable.


Item 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century Investment Trust, the Registrant, has duly caused this Post-Effective Amendment No. 7/Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri, on the 1st day of April, 1999.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /*/George A. Rio
                                George A. Rio
                                President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7/Amendment No. 8 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                      Date
*George A. Rio                       President, Principal          April 1, 1999
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer     April 1, 1999
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                      April 1, 1999
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                      April 1, 1999
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                      April 1, 1999
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                      April 1, 1999
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                      April 1, 1999
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                      April 1, 1999
---------------------------------
Isaac Stein

*James E. Stowers III                Director                      April 1, 1999
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                      April 1, 1999
---------------------------------
Jeanne D. Wohlers

/s/Charles A. Etherington
*by Charles A. Etherington, Attorney in Fact (pursuant to a Power of Attorney dated December 18, 1998).